Share-Based Compensation - Summary of the Option Activities (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) $ / shares ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding at beginning balance | shares	2,757,124		1,907,500		532,000	532,000
Number of Options, Granted | shares	5,198,298		941,814		1,375,500	1,375,500
Number of Options, Forfeited | shares	(545,823)		(92,190)
Number of Options, Outstanding at ending balance | shares	7,409,599		2,757,124		1,907,500	1,907,500
Number of options, Vested and expected to vest | shares	7,409,599	7,409,599
Number of options, Exercisable | shares
Weighted Average Exercise Price, Outstanding at beginning balance | $ / shares		$ 0.55		$ 0.30		$ 0.30
Weighted Average Exercise Price, Granted | $ / shares		1.65		1.06		0.30
Weighted Average Exercise Price, Forfeited | $ / shares		0.71		0.71
Weighted Average Exercise Price, Outstanding at ending balance | $ / shares		1.32		0.55		0.30
Weighted Average Exercise Price, Vested and expected to vest | $ / shares							$ 1.32
Weighted average exercise price, Exercisable | $ / shares
Weighted-Average Grant Date Fair Value, Outstanding at beginning balance | (per share)	¥ 1.93	0.28	¥ 1.59	0.24	¥ 0.61	0.09
Weighted-Average Grant Date Fair Value, Granted | (per share)	3.92	0.56	2.65	0.38	1.97	0.29
Weighted-Average Grant Date Fair Value, Forfeited | (per share)	2.56	0.37	2.06	0.30
Weighted-Average Grant Date Fair Value, Outstanding at ending balance | (per share)	3.28	$ 0.47	¥ 1.93	$ 0.28	¥ 1.59	$ 0.24
Weighted-Average Grant Date Fair Value, Vested and expected to vest | (per share)	3.28	$ 3.28					0.47
Weighted-Average Grant Date Fair Value, Exercisable | (per share)
Weighted Average Remaining Contractual Term, Outstanding at bagging balance (In Years)	8 years 10 months 20 days		8 years 8 months 1 day		9 years 8 months 8 days	9 years 8 months 8 days
Weighted Average Remaining Contractual Term, Granted
Weighted Average Remaining Contractual Term, Forfeited
Weighted Average Remaining Contractual Term, Outstanding at ending balance	8 years 10 months 20 days		8 years 8 months 1 day		9 years 8 months 8 days	9 years 8 months 8 days
Weighted Average Remaining Contractual Term, Vested and expected to vest	8 years 10 months 20 days
Weighted Average Remaining Contractual Term, Exercisable
Aggregate Intrinsic Value, Outstanding at bagging balance	¥ 7,728		¥ 3,798
Aggregate Intrinsic Value, Granted | (per share)
Aggregate Intrinsic Value, Forfeited | ¥
Aggregate Intrinsic Value, Outstanding at ending balance | ¥	112,024		¥ 7,728		¥ 3,798
Aggregate Intrinsic Value, Vested and expected to vest | ¥	112,024	$ 112,024
Aggregate Intrinsic Value, Exercisable | ¥